Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting – The accompanying financial statements of Spire Employee Savings Plan (“the Plan”) have been prepared on the accrual basis.

Fair Value of Plan Assets – Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements must maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy of inputs used to measure fair value includes:

Level 1 Quoted prices in active markets for identical assets or liabilities.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Descriptions of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying Statements of Net Assets Available for Benefits, as well as the general classification of such assets pursuant to the valuation hierarchy are included in Note 3.

Investment Valuation and Income Recognition – The Plan’s investments in common stock, mutual funds, common/collective trusts (“CCTs”, singular “CCT”), and self-directed brokerage accounts (consisting of SEC registered investments such as mutual funds, individual stocks, bonds, exchange-traded funds (ETFs), and trusts) are stated at the market value of the underlying assets, which are determined by quoted market prices. CCTs are valued based on information reported by the trust based on its underlying assets and audited financial statements. The Plan also holds units of a CCT that has investments in fully benefit-responsive investment contracts (“FBRICs”). The Plan’s CCT investments in FBRICs are presented at fair value using the Net Asset Value (“NAV”) practical expedient in the Statements of Net Assets Available for Benefits at both December 31, 2025 and 2024.

Purchases and sales of investments are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date, the exception being Employee Stock Ownership Plan dividends, which are recorded on an as-received basis due to the participant’s ability to directly receive the payment in cash. Interest income is recorded on the accrual basis. Net appreciation includes the Plan’s gains and losses on investments bought, sold, or held during the year.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan sponsor to make estimates and assumptions that affect the reported amounts of net assets and changes in net assets and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Administrative Expenses – The administrative cost of the plan is generally paid by Spire Services Inc. (the “Company”) (See Note 2). Participants bear the cost of some individual transactions such as loan fees, dividend pass-through checks, overnight check fees, and purchases of Spire Inc. stock.

Payment of Benefits – Benefits are recorded when paid. There were no distributions payable to Plan participants as of December 31, 2025 and 2024.